UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22549

Northern Lights Fund Trust II
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Kevin Wolf, Ultimus Fund Solutions, LLC
80 Arkay Drive, Hauppauge, NY 11788
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	2/28

Date of reporting period:	8/31/26

Item 1. Reports to Stockholders.

(a)       Tailored Shareholder Report

PeakShares RMR Prime Equity ETF

(PRMR) NASDAQ Stock Market, LLC

Semi-Annual Shareholder Report - August 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about PeakShares RMR Prime Equity ETF for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.peaksharesfunds.com. You can also request this information by contacting us at 1-877-57-PEAKS.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PeakShares RMR Prime Equity ETF	$55	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	0.3%
Reit	2.0%
Common Stocks	97.7%

Fund Statistics

Table Summary
Net Assets	$91,602,668
Number of Portfolio Holdings	52
Advisory Fee (net of waivers)	$204,643
Portfolio Turnover	28%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
34.6%
Financials
12.2%
Communications
10.1%
Consumer Discretionary
9.3%
Health Care
8.6%
Consumer Staples
5.5%
Industrials
5.4%
Energy
4.6%
Utilities
3.9%
Materials
2.5%
Real Estate
2.0%
Fixed Income
0.2%
Other Assets in Excess of Liabilities
1.1%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.1%
Fixed Income	0.2%
Real Estate	2.0%
Materials	2.5%
Utilities	3.9%
Energy	4.6%
Industrials	5.4%
Consumer Staples	5.5%
Health Care	8.6%
Consumer Discretionary	9.3%
Communications	10.1%
Financials	12.2%
Technology	34.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Palantir Technologies, Inc., Class A	3.0%
Microsoft Corporation	2.6%
Newmont Corporation	2.5%
Regeneron Pharmaceuticals, Inc.	2.5%
CME Group, Inc.	2.4%
Chevron Corporation	2.3%
Crowdstrike Holdings, Inc., Class A	2.3%
ExxonMobil Holdings Corporation	2.3%
Palo Alto Networks, Inc.	2.2%
Gilead Sciences, Inc.	2.2%

Material Fund Changes

No material changes occurred during the period ended August 31, 2026.

PeakShares RMR Prime Equity ETF

Semi-Annual Shareholder Report - August 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.peaksharesfunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 083126-PRMR

PeakShares Sector Rotation ETF

(PSTR) NASDAQ Stock Market, LLC

Semi-Annual Shareholder Report - August 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about PeakShares Sector Rotation ETF for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.peaksharesfunds.com. You can also request this information by contacting us at 1-877-57-PEAKS.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PeakShares Sector Rotation ETF	$53	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	34.0%
Exchange-Traded Funds	66.0%

Fund Statistics

Table Summary
Net Assets	$67,261,938
Number of Portfolio Holdings	392
Advisory Fee (net of waivers)	$143,918
Portfolio Turnover	18%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity 62.8%
Technology 13.5%
Communications 5.0%
Consumer Discretionary 4.9%
Health Care 4.5%
Fixed Income 2.3%
Industrials 1.9%
Energy 1.7%
Financials 1.2%
Consumer Staples 1.0%
Commodity 0.9%
Utilities 0.3%
Equity Option -2.6%
Other Assets in Excess of Liabilities 2.6%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.6%
Equity Option	-2.6%
Utilities	0.3%
Commodity	0.9%
Consumer Staples	1.0%
Financials	1.2%
Energy	1.7%
Industrials	1.9%
Fixed Income	2.3%
Health Care	4.5%
Consumer Discretionary	4.9%
Communications	5.0%
Technology	13.5%
Equity	62.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
State Street Financial Select Sector SPDR ETF	9.9%
Vanguard Information Technology ETF	8.3%
State Street Technology Select Sector SPDR ETF	8.1%
State Street Health Care Select Sector SPDR ETF	7.5%
State Street Communication Services Select Sector SPDR ETF	5.2%
State Street Consumer Staples Select Sector SPDR ETF	4.9%
State Street Industrial Select Sector SPDR ETF	4.1%
State Street Consumer Discretionary Select Sector SPDR ETF	3.2%
Microsoft Corporation	2.8%
State Street Utilities Select Sector SPDR ETF	2.4%

May represent asset weighting given fund’s investment approach/investments in other investment companies.

Material Fund Changes

No material changes occurred during the period ended August 31, 2026.

PeakShares Sector Rotation ETF

Semi-Annual Shareholder Report - August 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.peaksharesfunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 083126-PSTR

(b)       Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

annual or semi-annual report.

PeakShares Sector Rotation ETF
(Symbol: PSTR)

PeakShares RMR Prime Equity ETF
(Symbol: PRMR)

Exchange: NASDAQ Stock Market, LLC

Semi-Annual Financial Statements
and Additional Information

August 31, 2026

Advised by:
PeakShares LLC
2701 N. Rocky Point Dr.
Suite 1000
Tampa, FL 33607

www.peaksharesfunds.com
(877) 57-PEAKS

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the PeakShares ETFs. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC
Member FINRA

PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 34.0%
	AEROSPACE & DEFENSE - 1.2%
400	AeroVironment, Inc.(a)	$59,340
1,400	Boeing Company(a)	290,892
300	Lockheed Martin Corporation, Class B	168,369
500	Northrop Grumman Corporation	269,850
		788,451
	APPAREL & TEXTILE PRODUCTS - 0.7%
2,737	NIKE, Inc., Class B	106,907
12,980	On Holding A.G.(a)	369,930
		476,837
	AUTOMOTIVE - 0.4%
3,090	General Motors Company(c)	266,729

	BANKING - 1.2%
3,990	Bank of America Corporation(c)	247,141
3,263	Citigroup, Inc. (c)	429,476
2,466	US Bancorp	151,856
		828,473
	BEVERAGES - 0.2%
1,846	Coca-Cola Company(c)	163,685

	BIOTECH & PHARMA - 3.0%
2,151	Abbott Laboratories	237,384
4,139	Merck & Company, Inc.(c)	611,579
12,642	Novo Nordisk A/S - ADR(c)	573,062
20,046	Pfizer, Inc.	570,509
		1,992,534
	CABLE & SATELLITE - 0.2%
1,000	Space Exploration Technologies Corporation, Class A(a),(c)	143,690

	E-COMMERCE DISCRETIONARY - 2.6%
5,692	Alibaba Group Holding Ltd. - ADR(c)	649,002
3,851	Amazon.com, Inc.(a),(c)	1,000,374
3,500	JD.com, Inc. - ADR	98,840
		1,748,216

See accompanying notes to financial statements.

PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 34.0% (Continued)
	ELECTRIC UTILITIES - 0.3%
500	Constellation Energy Corporation(c)	$137,385
2,000	Oklo, Inc.(a)	81,140
		218,525
	FOOD - 0.3%
8,608	Kraft Heinz Company(c)	220,967

	HEALTH CARE FACILITIES & SERVICES - 1.6%
2,719	Tenet Healthcare Corporation(a),(c)	723,009
870	UnitedHealth Group, Inc.(c)	338,787
		1,061,796
	INTERNET MEDIA & SERVICES - 4.0%
3,019	Alphabet, Inc., Class C(c)	1,012,603
2,227	Meta Platforms, Inc., Class A(c)	1,274,601
2,000	Netflix, Inc.(a)	162,100
3,500	Uber Technologies, Inc.(a),(c)	264,775
		2,714,079
	LEISURE FACILITIES & SERVICES - 0.6%
623	Domino’s Pizza, Inc.	213,103
844	McDonald’s Corporation	222,428
		435,531
	OIL & GAS PRODUCERS - 1.1%
1,351	Chevron Corporation	278,495
1,100	Exxon Mobil Corporation	177,045
4,929	Occidental Petroleum Corporation(c)	296,627
		752,167
	OIL & GAS SERVICES & EQUIPMENT - 0.6%
6,365	SLB Ltd.(c)	382,537

	RENEWABLE ENERGY - 0.1%
1,000	Enphase Energy, Inc.(a),(c)	36,420

	RETAIL - CONSUMER STAPLES - 0.4%
1,573	Target Corporation(c)	253,064

See accompanying notes to financial statements.

PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 34.0% (Continued)
	RETAIL - DISCRETIONARY - 0.5%
2,705	Lululemon Athletica, Inc.(a)	$325,303

	SEMICONDUCTORS - 4.6%
792	Advanced Micro Devices, Inc.(a),(c)	372,811
500	Broadcom, Inc.(c)	185,170
1,500	GLOBALFOUNDRIES, Inc.	67,035
841	Micron Technology, Inc.(c)	806,292
5,595	NVIDIA Corporation(c)	1,235,264
1,500	Qualcomm, Inc.(c)	255,720
800	SK hynix, Inc. - ADR(a),(c)	131,664
110	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	45,685
		3,099,641
	SOFTWARE - 7.3%
1,479	Adobe, Inc.(a)	433,037
1,000	CoreWeave, Inc., Class A(a),(c)	84,890
2,500	DocuSign, Inc.(a),(c)	165,675
1,000	Duolingo, Inc.(a),(c)	148,360
9,932	Gen Digital, Inc.	307,892
1,000	IonQ, Inc.(a),(c)	39,310
3,659	Microsoft Corporation(c)	1,856,174
4,209	Oracle Corporation	627,646
1,300	Palantir Technologies, Inc., Class A(a),(c)	242,294
2,106	Salesforce, Inc.(c)	542,379
1,000	Shopify, Inc., Class A(a),(c)	147,370
300	Synopsys, Inc.(a)	131,877
900	Workday, Inc., Class A(a),(c)	177,705
		4,904,609
	TECHNOLOGY HARDWARE - 1.2%
1,470	Apple, Inc.(c)	465,770
2,000	D-Wave Quantum, Inc.(a),(c)	34,400
100	Lumentum Holdings, Inc.(a),(c)	91,476
5,000	Nokia OYJ – ADR	50,700
2,000	Rigetti Computing, Inc.(a)	31,320

See accompanying notes to financial statements.

PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 34.0% (Continued)
	TECHNOLOGY HARDWARE - 1.2% (Continued)
3,000	Super Micro Computer, Inc.(a),(c)	$111,840
		785,506
	TECHNOLOGY SERVICES - 0.5%
1,039	International Business Machines Corporation	242,991
2,000	IREN Ltd.(a),(c)	74,230
		317,221
	TELECOMMUNICATIONS - 0.7%
11,499	AT&T, Inc.	297,709
3,461	Verizon Communications, Inc.	173,119
		470,828
	TRANSPORTATION & LOGISTICS - 0.7%
3,095	Delta Air Lines, Inc.(c)	241,410
2,456	United Parcel Service, Inc., Class B(c)	255,989
		497,399

	TOTAL COMMON STOCKS (Cost $19,542,095)	22,884,208

	EXCHANGE-TRADED FUNDS — 66.0%
	COMMODITY - 0.9%
3,000	iShares Silver Trust(a)	180,390
1,000	SPDR Gold Shares(a)	408,420
		588,810
	EQUITY - 62.8%
3,973	Global X Defense Tech ETF(c)	260,152
10,700	iShares China Large-Cap ETF	378,459
8,000	iShares Expanded Tech-Software Sector ETF	879,840
1,100	iShares U.S. Aerospace & Defense ETF	251,185
3,243	Select STOXX Europe Aerospace & Defense ETF	143,892
31,224	State Street Communication Services Select Sector SPDR ETF(c)	3,480,227
18,547	State Street Consumer Discretionary Select Sector SPDR ETF(c)	2,162,395
38,808	State Street Consumer Staples Select Sector SPDR ETF(c)	3,297,904
20,374	State Street Energy Select Sector SPDR ETF(c)	1,303,121
115,337	State Street Financial Select Sector SPDR ETF(c)	6,656,098

See accompanying notes to financial statements.

PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 66.0% (Continued)
	EQUITY - 62.8% (Continued)
29,569	State Street Health Care Select Sector SPDR ETF(c)	$5,042,697
15,868	State Street Industrial Select Sector SPDR ETF(c)	2,778,963
23,133	State Street Materials Select Sector SPDR ETF(c)	1,218,878
27,840	State Street Real Estate Select Sector SPDR ETF	1,228,022
930	State Street SPDR S&P Aerospace & Defense ETF(c)	238,564
694	State Street SPDR S&P Biotech ETF(c)	112,775
29,364	State Street Technology Select Sector SPDR ETF(c)	5,476,386
38,645	State Street Utilities Select Sector SPDR ETF(c)	1,631,978
1,764	Vanguard FTSE Europe ETF	161,688
46,140	Vanguard Information Technology ETF(c)	5,559,409
		42,262,633
	FIXED INCOME - 2.3%
10,000	F/m US Treasury 3 Month Bill ETF	498,600
20,000	WisdomTree Floating Rate Treasury Fund	1,007,600
		1,506,200

	TOTAL EXCHANGE-TRADED FUNDS (Cost $36,279,634)	44,357,643

	TOTAL INVESTMENTS - 100.0% (Cost $55,821,729)	$67,241,851
	CALL OPTIONS WRITTEN - (2.6)% (Premiums received - $1,860,186)	(1,752,994)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.6%	1,773,081
	NET ASSETS - 100.0%	$67,261,938

Contracts(b)		Expiration Date	Exercise Price	Notional Value
	WRITTEN EQUITY OPTIONS(a) - (2.6)%
	CALL OPTIONS WRITTEN- (2.6)%
4	Advanced Micro Devices, Inc.	09/18/2026	$125	$188,288	$137,599
1	Advanced Micro Devices, Inc.	11/20/2026	550	47,072	2,285
1	Advanced Micro Devices, Inc.	01/15/2027	630	47,072	2,062
1	Alibaba Group Holding Ltd.	10/16/2026	110	11,402	920
1	Alibaba Group Holding Ltd.	11/20/2026	115	11,402	936
3	Alibaba Group Holding Ltd.	11/20/2026	120	34,206	2,220
1	Alibaba Group Holding Ltd.	12/18/2026	120	11,402	900
1	Alibaba Group Holding Ltd.	12/18/2026	135	11,402	487
1	Alibaba Group Holding Ltd.	12/18/2026	140	11,402	390
1	Alibaba Group Holding Ltd.	01/15/2027	125	11,402	860
1	Alibaba Group Holding Ltd.	01/15/2027	130	11,402	709
1	Alibaba Group Holding Ltd.	03/19/2027	125	11,402	1,150

See accompanying notes to financial statements.

PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Contracts(b) (continued)		Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS(a) - (2.6)% (Continued)
	CALL OPTIONS WRITTEN- (2.6)% (Continued)
2	Alphabet, Inc.	09/18/2026	$190	$67,082	$29,235
1	Alphabet, Inc.	12/18/2026	370	33,541	1,225
1	Alphabet, Inc.	12/18/2026	380	33,541	997
1	Alphabet, Inc.	12/18/2026	390	33,541	785
1	Alphabet, Inc.	03/19/2027	400	33,541	1,469
1	Amazon.com, Inc.	10/16/2026	280	25,977	430
1	Amazon.com, Inc.	10/16/2026	285	25,977	335
1	Amazon.com, Inc.	11/20/2026	285	25,977	901
1	Amazon.com, Inc.	11/20/2026	290	25,977	750
1	Amazon.com, Inc.	12/18/2026	290	25,977	930
1	Amazon.com, Inc.	12/18/2026	295	25,977	817
1	Amazon.com, Inc.	12/18/2026	300	25,977	722
1	Amazon.com, Inc.	01/15/2027	290	25,977	1,180
1	Amazon.com, Inc.	01/15/2027	295	25,977	1,055
1	Amazon.com, Inc.	01/15/2027	300	25,977	913
1	Amazon.com, Inc.	02/19/2027	300	25,977	1,258
1	Amazon.com, Inc.	03/19/2027	300	25,977	1,515
1	Amazon.com, Inc.	03/19/2027	305	25,977	1,387
1	Amazon.com, Inc.	07/16/2027	310	25,977	1,970
1	Apple, Inc.	09/18/2026	300	31,685	1,923
1	Apple, Inc.	10/16/2026	310	31,685	1,585
1	Apple, Inc.	10/16/2026	315	31,685	1,285
1	Apple, Inc.	11/20/2026	310	31,685	2,095
1	Apple, Inc.	11/20/2026	320	31,685	1,572
1	Apple, Inc.	11/20/2026	340	31,685	773
1	Apple, Inc.	12/18/2026	320	31,685	1,848
1	Apple, Inc.	12/18/2026	350	31,685	710
1	Apple, Inc.	02/19/2027	320	31,685	2,488
10	Bank of America Corporation	03/19/2027	68	61,940	2,460
1	Broadcom, Inc.	10/16/2026	410	37,034	1,193
1	Broadcom, Inc.	11/20/2026	440	37,034	1,136
1	Broadcom, Inc.	12/18/2026	450	37,034	1,516
10	Citigroup, Inc.	11/20/2026	120	131,620	15,140
5	Coca-Cola Company	12/18/2026	95	44,335	745
1	Constellation Energy Corporation	11/20/2026	280	27,477	2,115
1	Constellation Energy Corporation	12/18/2026	290	27,477	2,170
1	Constellation Energy Corporation	12/18/2026	300	27,477	1,880
1	Constellation Energy Corporation	01/15/2027	300	27,477	2,180
1	Constellation Energy Corporation	02/19/2027	310	27,477	2,310
5	CoreWeave, Inc.	11/20/2026	120	42,445	1,775
2	CoreWeave, Inc.	12/18/2026	130	16,978	760
10	Delta Air Lines, Inc.	09/18/2026	75	78,000	4,520
5	Docusign, Inc.	12/18/2026	70	33,135	3,255
5	Docusign, Inc.	12/18/2026	73	33,135	2,625
5	Docusign, Inc.	01/15/2027	75	33,135	2,975
8	Duolingo, Inc.	09/18/2026	110	118,688	31,120
2	Duolingo, Inc.	01/15/2027	140	29,672	5,560

See accompanying notes to financial statements.

PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Contracts(b) (continued)		Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS(a) - (2.6)% (Continued)
	CALL OPTIONS WRITTEN- (2.6)% (Continued)
15	D-Wave Quantum, Inc.	01/15/2027	$25	$25,800	$2,145
5	Enphase Energy, Inc.	01/15/2027	70	18,210	455
2	Exxon Mobil Corporation	12/18/2026	150	—	3,080
20	Gen Digital, Inc.	12/18/2026	28	62,000	8,500
20	Gen Digital, Inc.	01/15/2027	29	62,000	8,100
20	Gen Digital, Inc.	01/15/2027	30	62,000	6,800
5	General Motors Company	09/18/2026	90	43,160	475
10	General Motors Company	12/18/2026	93	86,320	4,300
5	Global X Defense Tech ETF	12/18/2026	70	32,740	1,025
3	IonQ, Inc.	12/18/2026	55	11,793	855
2	IREN Ltd.	11/20/2026	60	7,423	272
2	IREN Ltd.	12/18/2026	65	7,423	314
2	IREN Ltd.	01/15/2027	70	7,423	354
5	iShares Expanded Tech-Software Sector ETF	11/20/2026	93	54,990	9,475
2	iShares Expanded Tech-Software Sector ETF	11/20/2026	100	21,996	2,720
5	iShares Expanded Tech-Software Sector ETF	11/20/2026	112	54,990	3,025
5	iShares Expanded Tech-Software Sector ETF	12/18/2026	105	54,990	5,538
10	iShares Expanded Tech-Software Sector ETF	12/18/2026	110	109,980	8,400
5	iShares Expanded Tech-Software Sector ETF	12/18/2026	115	54,990	3,010
5	iShares Expanded Tech-Software Sector ETF	01/15/2027	100	54,990	7,760
5	iShares Expanded Tech-Software Sector ETF	01/15/2027	115	54,990	3,350
1	iShares U.S. Aerospace & Defense ETF	10/16/2026	250	22,835	130
1	iShares U.S. Aerospace & Defense ETF	10/16/2026	255	22,835	130
1	iShares U.S. Aerospace & Defense ETF	12/18/2026	250	22,835	525
1	iShares U.S. Aerospace & Defense ETF	12/18/2026	260	22,835	368
20	Kraft Heinz Company	12/18/2026	28	51,340	1,500
1	Lockheed Martin Corporation	11/20/2026	525	56,123	5,180
1	Lockheed Martin Corporation	12/18/2026	545	56,123	4,240
1	Lockheed Martin Corporation	12/18/2026	600	56,123	1,890
1	Lumentum Holdings, Inc.	12/18/2026	1,000	91,476	12,034
3	McDonald’s Corporation	12/18/2026	285	79,062	1,635
3	Merck & Company, Inc.	09/18/2026	135	44,328	4,077
2	Merck & Company, Inc.	10/16/2026	135	29,552	2,880
5	Merck & Company, Inc.	10/16/2026	140	73,880	5,135
2	Merck & Company, Inc.	12/18/2026	135	29,552	3,530
2	Merck & Company, Inc.	12/18/2026	140	29,552	3,040
5	Merck & Company, Inc.	12/18/2026	145	73,880	6,020
1	Meta Platforms, Inc.	10/16/2026	680	57,234	420
1	Meta Platforms, Inc.	11/20/2026	690	57,234	1,247
1	Meta Platforms, Inc.	12/18/2026	700	57,234	1,527
1	Meta Platforms, Inc.	12/18/2026	720	57,234	1,210
1	Meta Platforms, Inc.	01/15/2027	750	57,234	1,270
1	Meta Platforms, Inc.	01/15/2027	850	57,234	533
1	Micron Technology, Inc.	09/18/2026	800	95,873	15,995
1	Micron Technology, Inc.	10/16/2026	900	95,873	11,370
1	Micron Technology, Inc.	10/16/2026	1,200	95,873	1,980

See accompanying notes to financial statements.

PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Contracts(b) (continued)		Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS(a) - (2.6)% (Continued)
	CALL OPTIONS WRITTEN- (2.6)% (Continued)
1	Micron Technology, Inc.	11/20/2026	$1,300	$95,873	$2,525
1	Micron Technology, Inc.	12/18/2026	1,500	95,873	2,041
1	Micron Technology, Inc.	03/19/2027	1,000	95,873	16,400
1	Microsoft Corporation	09/18/2026	455	50,729	5,407
1	Microsoft Corporation	09/18/2026	500	50,729	1,542
1	Microsoft Corporation	10/16/2026	460	50,729	5,330
1	Microsoft Corporation	10/16/2026	465	50,729	4,988
1	Microsoft Corporation	11/20/2026	465	50,729	5,759
1	Microsoft Corporation	11/20/2026	470	50,729	5,562
1	Microsoft Corporation	11/20/2026	485	50,729	4,660
1	Microsoft Corporation	11/20/2026	540	50,729	1,700
1	Microsoft Corporation	12/18/2026	470	50,729	5,717
1	Microsoft Corporation	12/18/2026	475	50,729	5,498
1	Microsoft Corporation	12/18/2026	500	50,729	4,049
1	Microsoft Corporation	12/18/2026	505	50,729	3,625
1	Microsoft Corporation	12/18/2026	520	50,729	2,910
1	Microsoft Corporation	01/15/2027	475	50,729	6,097
1	Microsoft Corporation	01/15/2027	480	50,729	5,505
1	Microsoft Corporation	01/15/2027	500	50,729	4,339
1	Microsoft Corporation	01/15/2027	540	50,729	2,555
1	Microsoft Corporation	03/19/2027	500	50,729	5,632
1	Microsoft Corporation	03/19/2027	510	50,729	5,100
1	Microsoft Corporation	03/19/2027	550	50,729	3,315
1	Microsoft Corporation	03/19/2027	560	50,729	2,985
1	Microsoft Corporation	04/16/2027	570	50,729	3,140
1	Northrop Grumman Corporation	09/18/2026	550	53,970	787
1	Northrop Grumman Corporation	11/20/2026	580	53,970	1,555
1	Northrop Grumman Corporation	12/18/2026	600	53,970	1,420
1	Northrop Grumman Corporation	01/15/2027	570	53,970	2,750
10	Novo Nordisk A/S	11/20/2026	55	45,330	750
10	Novo Nordisk A/S	12/18/2026	60	45,330	580
10	Novo Nordisk A/S	01/15/2027	60	45,330	780
1	NVIDIA Corporation	09/18/2026	220	22,078	640
3	NVIDIA Corporation	09/18/2026	225	66,234	1,245
8	NVIDIA Corporation	10/16/2026	210	176,624	13,680
1	NVIDIA Corporation	10/16/2026	230	22,078	655
1	NVIDIA Corporation	11/20/2026	235	22,078	1,005
1	NVIDIA Corporation	12/18/2026	225	22,078	1,662
2	NVIDIA Corporation	12/18/2026	230	44,156	2,872
1	NVIDIA Corporation	12/18/2026	240	22,078	1,097
1	NVIDIA Corporation	12/18/2026	250	22,078	805
1	NVIDIA Corporation	01/15/2027	230	22,078	1,720
1	NVIDIA Corporation	01/15/2027	245	22,078	1,140
1	NVIDIA Corporation	02/19/2027	235	22,078	1,745
1	NVIDIA Corporation	03/19/2027	240	22,078	1,845
2	NVIDIA Corporation	03/19/2027	245	44,156	3,278
5	Occidental Petroleum Corporation	09/18/2026	50	30,090	5,075

See accompanying notes to financial statements.

PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Contracts(b) (continued)		Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS(a) - (2.6)% (Continued
	CALL OPTIONS WRITTEN- (2.6)% (Continued)
10	Occidental Petroleum Corporation	12/18/2026	$63	$60,180	$3,220
2	Palantir Technologies, Inc.	09/18/2026	130	37,276	11,378
4	Palantir Technologies, Inc.	09/18/2026	135	74,552	20,960
1	Palantir Technologies, Inc.	09/18/2026	140	18,638	4,786
1	Palantir Technologies, Inc.	10/16/2026	140	18,638	4,917
1	Palantir Technologies, Inc.	11/20/2026	150	18,638	4,268
1	Palantir Technologies, Inc.	12/18/2026	155	18,638	4,200
1	Palantir Technologies, Inc.	12/18/2026	170	18,638	3,220
1	Palantir Technologies, Inc.	01/15/2027	135	18,638	5,899
1	Palantir Technologies, Inc.	02/19/2027	185	18,638	3,095
2	QUALCOMM, Inc.	01/15/2027	240	34,096	720
2	Salesforce, Inc.	09/18/2026	245	51,508	3,600
2	Salesforce, Inc.	10/16/2026	240	51,508	5,050
2	Salesforce, Inc.	10/16/2026	290	51,508	810
2	Salesforce, Inc.	11/20/2026	250	51,508	4,804
2	Salesforce, Inc.	12/18/2026	260	51,508	4,900
2	Salesforce, Inc.	03/19/2027	270	51,508	6,440
2	Salesforce, Inc.	03/19/2027	310	51,508	3,608
1	Shopify, Inc.	09/18/2026	130	14,737	1,771
1	Shopify, Inc.	10/16/2026	135	14,737	1,686
1	Shopify, Inc.	11/20/2026	140	14,737	1,900
1	Shopify, Inc.	12/18/2026	160	14,737	1,200
5	Shopify, Inc.	01/15/2027	125	73,685	15,875
1	Shopify, Inc.	01/15/2027	140	14,737	2,288
1	SK hynix, Inc.	12/18/2026	185	16,458	1,567
1	SK hynix, Inc.	12/18/2026	190	16,458	1,390
1	SK hynix, Inc.	01/15/2027	190	16,458	1,660
1	SK hynix, Inc.	03/19/2027	200	16,458	2,032
5	SLB Ltd.	11/20/2026	55	30,050	3,725
5	SLB Ltd.	03/19/2027	65	30,050	1,900
1	Space Exploration Technologies Corporation	11/20/2026	180	14,369	480
1	Space Exploration Technologies Corporation	12/18/2026	185	14,369	571
1	Space Exploration Technologies Corporation	12/18/2026	200	14,369	375
1	Space Exploration Technologies Corporation	03/19/2027	250	14,369	380
1	Space Exploration Technologies Corporation	01/21/2028	210	14,369	2,170
5	State Street Communication Services Select Sector SPDR ETF	09/18/2026	108	55,730	2,188
10	State Street Communication Services Select Sector SPDR ETF	09/18/2026	111	111,460	2,010
10	State Street Communication Services Select Sector SPDR ETF	12/18/2026	113	111,460	4,175
10	State Street Communication Services Select Sector SPDR ETF	12/18/2026	115	111,460	4,000
10	State Street Communication Services Select Sector SPDR ETF	12/18/2026	116	111,460	2,775
20	State Street Consumer Discretionary Select Sector SPDR ETF	09/18/2026	110	233,180	14,300

See accompanying notes to financial statements.

PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Contracts(b) (continued)		Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS(a) - (2.6)% (Continued)
	CALL OPTIONS WRITTEN- (2.6)% (Continued)
10	State Street Consumer Discretionary Select Sector SPDR ETF	09/18/2026	$120	$116,590	$700
5	State Street Consumer Discretionary Select Sector SPDR ETF	10/16/2026	118	58,295	1,350
10	State Street Consumer Discretionary Select Sector SPDR ETF	12/18/2026	115	116,590	6,690
10	State Street Consumer Discretionary Select Sector SPDR ETF	12/18/2026	118	116,590	5,300
10	State Street Consumer Discretionary Select Sector SPDR ETF	12/18/2026	120	116,590	4,175
5	State Street Consumer Discretionary Select Sector SPDR ETF	01/15/2027	120	58,295	2,775
15	State Street Consumer Staples Select Sector SPDR ETF	12/18/2026	87	127,470	3,600
10	State Street Energy Select Sector SPDR ETF	09/18/2026	61	63,960	3,350
10	State Street Energy Select Sector SPDR ETF	12/18/2026	61	63,960	5,275
10	State Street Energy Select Sector SPDR ETF	12/18/2026	63	63,960	4,400
10	State Street Financial Select Sector SPDR ETF	09/18/2026	54	57,710	4,000
45	State Street Financial Select Sector SPDR ETF	09/18/2026	56	259,695	9,000
50	State Street Financial Select Sector SPDR ETF	10/16/2026	57	288,550	8,400
50	State Street Financial Select Sector SPDR ETF	11/20/2026	58	288,550	8,500
40	State Street Financial Select Sector SPDR ETF	11/20/2026	59	230,840	4,960
20	State Street Financial Select Sector SPDR ETF	12/18/2026	58	115,420	4,340
50	State Street Financial Select Sector SPDR ETF	12/18/2026	59	288,550	7,575
50	State Street Financial Select Sector SPDR ETF	01/15/2027	60	288,550	7,300
5	State Street Health Care Select Sector SPDR ETF	09/18/2026	148	85,270	11,475
5	State Street Health Care Select Sector SPDR ETF	09/18/2026	159	85,270	6,000
5	State Street Health Care Select Sector SPDR ETF	09/18/2026	165	85,270	3,230
10	State Street Health Care Select Sector SPDR ETF	10/16/2026	173	170,540	2,880
5	State Street Health Care Select Sector SPDR ETF	12/18/2026	151	85,270	10,850
5	State Street Health Care Select Sector SPDR ETF	12/18/2026	160	85,270	7,075
10	State Street Health Care Select Sector SPDR ETF	12/18/2026	165	170,540	9,500
5	State Street Health Care Select Sector SPDR ETF	12/18/2026	170	85,270	3,700
5	State Street Health Care Select Sector SPDR ETF	12/18/2026	175	85,270	2,450
10	State Street Health Care Select Sector SPDR ETF	12/18/2026	180	170,540	3,030
5	State Street Health Care Select Sector SPDR ETF	01/15/2027	152	85,270	10,600
5	State Street Health Care Select Sector SPDR ETF	01/15/2027	165	85,270	5,570
5	State Street Health Care Select Sector SPDR ETF	01/15/2027	166	85,270	5,250
5	State Street Health Care Select Sector SPDR ETF	01/15/2027	175	85,270	2,750
10	State Street Health Care Select Sector SPDR ETF	01/15/2027	180	170,540	3,550
5	State Street Health Care Select Sector SPDR ETF	03/19/2027	170	85,270	5,440
10	State Street Health Care Select Sector SPDR ETF	03/19/2027	175	170,540	7,850
5	State Street Health Care Select Sector SPDR ETF	03/19/2027	180	85,270	2,850
10	State Street Industrial Select Sector SPDR ETF	09/18/2026	160	175,130	15,750
10	State Street Industrial Select Sector SPDR ETF	09/18/2026	170	175,130	6,450
5	State Street Industrial Select Sector SPDR ETF	09/18/2026	190	87,565	30
5	State Street Industrial Select Sector SPDR ETF	11/20/2026	175	87,565	3,250

See accompanying notes to financial statements.

PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Contracts(b) (continued)		Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS(a) - (2.6)% (Continued)
	CALL OPTIONS WRITTEN- (2.6)% (Continued)
5	State Street Industrial Select Sector SPDR ETF	11/20/2026	$185	$87,565	$1,230
5	State Street Industrial Select Sector SPDR ETF	11/20/2026	190	87,565	725
5	State Street Industrial Select Sector SPDR ETF	12/18/2026	192	87,565	1,263
10	State Street Industrial Select Sector SPDR ETF	01/15/2027	190	175,130	2,630
10	State Street Industrial Select Sector SPDR ETF	01/15/2027	195	175,130	2,230
10	State Street Materials Select Sector SPDR ETF	09/18/2026	51	52,690	2,010
20	State Street Materials Select Sector SPDR ETF	09/18/2026	53	105,380	2,020
10	State Street Materials Select Sector SPDR ETF	01/15/2027	55	52,690	1,750
5	State Street SPDR S&P Aerospace & Defense ETF	10/16/2026	280	128,260	2,825
3	State Street SPDR S&P Biotech ETF	09/18/2026	120	48,750	12,878
20	State Street Technology Select Sector SPDR ETF	09/18/2026	140	373,000	92,679
5	State Street Technology Select Sector SPDR ETF	09/18/2026	165	93,250	10,975
10	State Street Technology Select Sector SPDR ETF	09/18/2026	195	186,500	810
10	State Street Technology Select Sector SPDR ETF	11/20/2026	195	186,500	5,950
10	State Street Technology Select Sector SPDR ETF	12/18/2026	200	186,500	5,650
10	State Street Technology Select Sector SPDR ETF	12/18/2026	205	186,500	4,120
5	State Street Technology Select Sector SPDR ETF	12/18/2026	210	93,250	1,525
10	State Street Technology Select Sector SPDR ETF	01/15/2027	195	186,500	8,960
10	State Street Technology Select Sector SPDR ETF	01/15/2027	200	186,500	6,900
10	State Street Technology Select Sector SPDR ETF	01/15/2027	210	186,500	4,150
10	State Street Utilities Select Sector SPDR ETF	09/18/2026	45	42,230	80
10	State Street Utilities Select Sector SPDR ETF	09/18/2026	45	42,230	50
10	State Street Utilities Select Sector SPDR ETF	09/18/2026	46	42,230	30
25	State Street Utilities Select Sector SPDR ETF	12/18/2026	46	105,575	1,125
25	State Street Utilities Select Sector SPDR ETF	12/18/2026	48	105,575	525
25	State Street Utilities Select Sector SPDR ETF	12/18/2026	49	105,575	300
5	Super Micro Computer, Inc.	09/18/2026	33	18,640	2,450
5	Super Micro Computer, Inc.	11/20/2026	36	18,640	3,065
5	Super Micro Computer, Inc.	12/18/2026	40	18,640	2,660
5	Super Micro Computer, Inc.	01/15/2027	39	18,640	3,245
5	Super Micro Computer, Inc.	02/19/2027	40	18,640	3,660
1	Synopsys, Inc.	10/16/2026	520	43,959	420
2	Synopsys, Inc.	12/18/2026	550	87,918	1,790
5	Target Corporation	09/18/2026	130	80,440	16,000
2	Target Corporation	10/16/2026	150	32,176	2,760
2	Target Corporation	12/18/2026	140	32,176	5,055
2	Target Corporation	01/15/2027	150	32,176	3,924
2	Tenet Healthcare Corporation	11/20/2026	210	53,182	12,290
2	Tenet Healthcare Corporation	12/18/2026	200	53,182	14,410
2	Tenet Healthcare Corporation	12/18/2026	220	53,182	11,080
2	Tenet Healthcare Corporation	12/18/2026	270	53,182	4,890
2	Tenet Healthcare Corporation	01/15/2027	220	53,182	11,540
5	Uber Technologies, Inc.	09/18/2026	80	37,825	400
5	Uber Technologies, Inc.	10/16/2026	80	37,825	1,065
5	Uber Technologies, Inc.	12/18/2026	80	37,825	2,400
5	Uber Technologies, Inc.	01/15/2027	85	37,825	1,945
5	Uber Technologies, Inc.	03/19/2027	90	37,825	2,220

See accompanying notes to financial statements.

PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Contracts(b) (continued)		Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS(a) - (2.6)% (Continued)
	CALL OPTIONS WRITTEN- (2.6)% (Continued)
5	United Parcel Service, Inc.	12/18/2026	$120	$52,115	$785
1	UnitedHealth Group, Inc.	09/18/2026	390	38,941	800
2	UnitedHealth Group, Inc.	11/20/2026	400	77,882	3,920
1	UnitedHealth Group, Inc.	11/20/2026	410	38,941	1,480
1	UnitedHealth Group, Inc.	11/20/2026	430	38,941	890
1	UnitedHealth Group, Inc.	12/18/2026	380	38,941	3,290
1	UnitedHealth Group, Inc.	12/18/2026	450	38,941	780
80	Vanguard Information Technology ETF	11/20/2026	80	963,920	327,199
10	Vanguard Information Technology ETF	11/20/2026	125	120,490	3,870
10	Vanguard Information Technology ETF	12/18/2026	130	120,490	3,020
40	Vanguard Information Technology ETF	01/15/2027	105	481,960	76,000
10	Vanguard Information Technology ETF	01/15/2027	125	120,490	5,800
1	Workday, Inc.	09/18/2026	155	19,745	4,270
1	Workday, Inc.	12/18/2026	160	19,745	4,542
2	Workday, Inc.	12/18/2026	180	39,490	6,214
2	Workday, Inc.	01/15/2027	220	39,490	2,560
1	Workday, Inc.	03/19/2027	165	19,745	4,580
2	Workday, Inc.	03/19/2027	200	39,490	5,430
	TOTAL CALL OPTIONS WRITTEN (Premiums received- $1,860,186)				1,752,994

	TOTAL EQUITY OPTIONS WRITTEN (Premiums received - $1,860,186)				$1,752,994

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

ETF	- Exchange-Traded Fund

LTD	- Limited Company

OYJ	- Julkinen osakeyhtiö

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(c)	All or portion of the security is pledged as collateral for written options.

See accompanying notes to financial statements.

PEAKSHARES RMR PRIME EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.7%
	AEROSPACE & DEFENSE - 1.8%
4,760	GE Aerospace Company	$1,597,980

	AUTOMOTIVE - 1.9%
4,672	Tesla, Inc.(a)	1,719,062

	BANKING - 2.1%
5,369	JPMorgan Chase & Company	1,911,471

	BIOTECH & PHARMA - 8.6%
1,449	Eli Lilly & Company	1,676,102
13,949	Gilead Sciences, Inc.	2,041,296
7,007	Johnson & Johnson	1,862,811
2,813	Regeneron Pharmaceuticals, Inc.	2,247,812
		7,828,021
	DIVERSIFIED INDUSTRIALS - 2.0%
10,852	3M Company	1,864,699

	E-COMMERCE DISCRETIONARY - 2.1%
7,266	Amazon.com, Inc.(a)	1,887,489

	ELECTRIC UTILITIES - 3.9%
6,985	Constellation Energy Corporation	1,919,268
13,861	Duke Energy Corporation	1,662,073
		3,581,341
	HEALTH CARE REIT - 2.0%
7,806	Welltower, Inc.	1,844,089

	INSTITUTIONAL FINANCIAL SERVICES - 4.4%
7,701	CME Group, Inc.	2,198,636
1,749	Goldman Sachs Group, Inc.	1,794,299
		3,992,935
	INSURANCE - 3.9%
3,523	Berkshire Hathaway, Inc., Class B(a)	1,775,698

See accompanying notes to financial statements.

PEAKSHARES RMR PRIME EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	INSURANCE - 3.9% (Continued)
8,158	Progressive Corporation	$1,779,096
		3,554,794
	INTERNET MEDIA & SERVICES - 7.9%
4,936	Alphabet, Inc., C	1,655,584
3,108	Meta Platforms, Inc., Class A	1,778,833
23,774	Netflix, Inc.(a)	1,926,883
24,259	Uber Technologies, Inc.(a)	1,835,193
		7,196,493
	LEISURE FACILITIES & SERVICES - 1.8%
6,407	McDonald’s Corporation	1,688,501

	MACHINERY - 1.6%
1,886	Caterpillar, Inc.	1,504,028

	METALS & MINING - 2.5%
18,433	Newmont Corporation	2,323,664

	OIL & GAS PRODUCERS - 4.6%
10,487	Chevron Corporation	2,161,790
12,867	Exxon Mobil Corporation	2,070,944
		4,232,734
	RETAIL - CONSUMER STAPLES - 3.7%
1,859	Costco Wholesale Corporation	1,754,691
15,642	Walmart, Inc.	1,640,377
		3,395,068
	RETAIL - DISCRETIONARY - 3.5%
5,036	Home Depot, Inc.	1,650,952
11,441	TJX Companies, Inc.	1,532,064
		3,183,016
	SEMICONDUCTORS - 10.0%
3,098	Advanced Micro Devices, Inc.(a)	1,458,291
2,886	Applied Materials, Inc.	1,322,914
4,656	Broadcom, Inc.	1,724,303
6,846	KLA Corporation	1,201,131

See accompanying notes to financial statements.

PEAKSHARES RMR PRIME EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	SEMICONDUCTORS - 10.0% (Continued)
1,614	Micron Technology, Inc.	$1,547,390
8,764	NVIDIA Corporation	1,934,916
		9,188,945
	SOFTWARE - 11.8%
4,646	Cadence Design Systems, Inc.(a)	1,573,972
9,296	Crowdstrike Holdings, Inc., Class A(a)	2,147,376
4,610	Microsoft Corporation	2,338,607
130	Oracle Corporation	19,386
14,484	Palantir Technologies, Inc., Class A(a)	2,699,528
5,346	Palo Alto Networks, Inc.(a)	2,042,867
		10,821,736
	SPECIALTY FINANCE - 1.9%
5,234	American Express Company	1,728,110

	TECHNOLOGY HARDWARE - 11.1%
6,004	Apple, Inc.	1,902,367
10,371	Arista Networks, Inc.(a)	2,029,501
14,820	Cisco Systems, Inc.	1,637,462
8,473	Corning, Inc.	1,260,189
4,202	Dell Technologies, Inc., Class C	1,916,154
3,187	Western Digital Corporation	1,435,903
		10,181,576
	TECHNOLOGY SERVICES - 1.6%
6,322	International Business Machines Corporation	1,478,526

	TELECOMMUNICATIONS - 2.2%
40,567	Verizon Communications, Inc.	2,029,161

	TOBACCO & CANNABIS - 1.8%
24,560	Altria Group, Inc.	1,681,869

	TOTAL COMMON STOCKS (Cost $83,052,870)	90,415,308

See accompanying notes to financial statements.

PEAKSHARES RMR PRIME EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUND — 0.2%
	FIXED INCOME - 0.2%
4,500	WisdomTree Floating Rate Treasury Fund	$226,710

	TOTAL EXCHANGE-TRADED FUND (Cost $226,735)	226,710

	TOTAL INVESTMENTS - 98.9% (Cost $83,279,605)	$90,642,018
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.1%	960,650
	NET ASSETS - 100.0%	$91,602,668

ETF	- Exchange-Traded Fund

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

See accompanying notes to financial statements.

PeakShares ETFs
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
August 31, 2026

	PeakShares	PeakShares RMR
	Sector Rotation	Prime Equity
	ETF	ETF
ASSETS
Investment securities:
At cost	$55,821,729	$83,279,605
At value	$67,241,851	$90,642,018
Cash	1,112,386	967,133
Receivable for investments sold	52,000	—
Deposits with broker for options written	658,126	—
Dividends and interest receivable	28,432	99,868
TOTAL ASSETS	69,092,795	91,709,019

LIABILITIES
Options Written, at value (premiums received $1,860,186)	1,752,994	—
Investment advisory fees payable	28,089	46,235
Payable to related parties	27,628	26,102
Audit fees payable	7,057	7,057
Transfer Agent fees payable	7,033	3,368
Custody fees payable	6,638	10,159
Accrued expenses and other liabilities	1,418	13,430
TOTAL LIABILITIES	1,830,857	106,351
NET ASSETS	$67,261,938	$91,602,668

Net Assets Consist Of:
Paid in capital	$58,604,129	$81,086,761
Accumulated earnings	8,657,809	10,515,907
NET ASSETS	$67,261,938	$91,602,668

Net Asset Value Per Share:
Net Assets	$67,261,938	$91,602,668
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,100,000	3,190,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$32.03	$28.72

See accompanying notes to financial statements.

PeakShares ETFs
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended August 31, 2026

	PeakShares
	Sector Rotation	PeakShares RMR
	ETF	Prime Equity ETF
INVESTMENT INCOME
Dividends (net of foreign withholding tax of $4,412 and $0, respectively)	$411,092	$398,498
Interest	7,395	6,068
TOTAL INVESTMENT INCOME	418,487	404,566

EXPENSES
Investment advisory fees	181,216	204,643
Administrative services	63,492	46,796
Custodian fees	19,206	17,111
Legal fees	13,942	15,584
Trustees fees and expenses	10,954	10,724
Professional fees	10,679	10,615
Transfer agent fees	10,118	5,629
Printing and postage expenses	9,810	10,293
Accounting services fees	9,360	9,009
Audit fees	5,742	6,729
Insurance expense	1,983	1,085
Other Expenses	3,164	9,503
TOTAL EXPENSES	339,666	347,721
Less: Fees waived/expenses reimbursed by the Adviser	(37,298)	—
NET EXPENSES	302,368	347,721

NET INVESTMENT INCOME	116,119	56,845

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments and options purchased	1,784,941	3,473,792
Options written	(295,360)	—
	1,489,581	3,473,792
Net change in unrealized appreciation (depreciation) on:
Investments	4,839,729	8,038,872
Options written	(27,659)	—
	4,812,070	8,038,872

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	6,301,651	11,512,664

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,417,770	$11,569,509

See accompanying notes to financial statements.

PeakShares Sector Rotation ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	August 31, 2026	February 28, 2026
	(Unaudited)
FROM OPERATIONS
Net investment income	$116,119	$177,436
Net realized gain (loss) on investments	1,489,581	(1,035,680)
Net change in unrealized appreciation on investments	4,812,070	5,298,036
Net increase in net assets resulting from operations	6,417,770	4,439,792

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(1,441,822)	(1,787,526)
Net decrease in net assets resulting from distributions to shareholders	(1,441,822)	(1,787,526)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	7,297,613	31,809,741
Cost of shares redeemed	—	(274,965)
Net increase in net assets resulting from shares of beneficial interest	7,297,613	31,534,776

TOTAL INCREASE IN NET ASSETS	12,273,561	34,187,042

NET ASSETS
Beginning of Period/Year	54,988,377	20,801,335
End of Period/Year	$67,261,938	$54,988,377

SHARE ACTIVITY
Shares Sold	240,000	1,130,000
Shares Redeemed	—	(10,000)
Net increase in shares of beneficial interest outstanding	240,000	1,120,000

See accompanying notes to financial statements.

PeakShares RMR Prime Equity ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Period Ended
	August 31, 2026	February 28, 2026*
	(Unaudited)
FROM OPERATIONS
Net investment income	$56,845	$76,689
Net realized gain (loss) on investments	3,473,792	(386,846)
Net change in unrealized appreciation (depreciation) on investments	8,038,872	(676,459)
Net increase (decrease) in net assets resulting from operations	11,569,509	(986,616)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	25,461,195	58,061,725
Cost of shares redeemed	—	(2,503,145)
Net increase in net assets resulting from shares of beneficial interest	25,461,195	55,558,580

TOTAL INCREASE IN NET ASSETS	37,030,704	54,571,964

NET ASSETS
Beginning of Period	54,571,964	—
End of Period	$91,602,668	$54,571,964

SHARE ACTIVITY
Shares Sold	960,000	2,330,000
Shares Redeemed	—	(100,000)
Net increase in shares of beneficial interest outstanding	960,000	2,230,000

*	PeakShares RMR Prime Equity ETF commenced operations on December 8, 2025.

See accompanying notes to financial statements.

PeakShares Sector Rotation ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period/Year

	Six Months Ended		Year Ended	Period Ended
	August 31, 2026		February 28, 2026	February 28, 2025 (1)
	(Unaudited)
Net asset value, beginning of period/year	$29.56		$28.11	$25.00

Activity from investment operations:
Net investment income (2)	0.06		0.14	0.10
Net realized and unrealized gain on investments	3.15		2.75	3.44
Total from investment operations	3.21		2.89	3.54

Less distributions from:
Net investment income	(0.74)		(1.41)	(0.43)
Net realized gains	—		(0.03)	—
Total distributions	(0.74)		(1.44)	(0.43)

Net asset value, end of period/year	$32.03		$29.56	$28.11
Market Price, end of period/year	$32.02		$29.55	$28.24

Total return (3)	11.13	% (4)	10.68%	14.20	% (4)
Market price total return	11.13	% (4)	10.12%	14.72	% (4)
Net assets, at end of period/year (000s)	$67,262		$54,988	$20,801

Ratio of gross expenses to average net assets (6),(7)	1.12	% (5)	1.48%	2.81	% (5)
Ratio of net expenses to average net assets (6)	1.00	% (5)	1.00%	1.00	% (5)
Ratio of net investment income to average net assets (8)	0.38	% (5)	0.48%	0.43	% (5)
Portfolio Turnover Rate(9)	18	% (4)	48%	29	% (4)

(1)	PeakShares Sector Rotation ETF commenced operations on April 29, 2024.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Not annualized.

(5)	Annualized.

(6)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets absent of fee waivers and/or expense reimbursements.

(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See accompanying notes to financial statements.

PeakShares RMR Prime Equity ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended	Period Ended
	August 31, 2026	February 28, 2026 (1)
	(Unaudited)
Net asset value, beginning of period	$24.47	$25.00

Activity from investment operations:
Net investment income (2)	0.02	0.04
Net realized and unrealized loss on investments	4.23	(0.57)
Total from investment operations	4.25	(0.53)

Net asset value, end of period	$28.72	$24.47
Market Price, end of period	$28.75	$24.46

Total return (3)(4)	17.37%	(2.12)%
Market price total return (4)	17.54%	(2.16)%
Net assets, at end of period (000s)	$91,603	$54,572

Ratio of gross expenses to average net assets (5),(6),(7)	1.00%	1.23%
Ratio of net expenses to average net assets (5),(6)	1.00%	1.00%
Ratio of net investment income to average net assets (5),(8)	0.16%	0.70%
Portfolio Turnover Rate (4),(9)	28%	17%

(1)	PeakShares RMR Prime Equity ETF commenced operations on December 8, 2025.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Not annualized.

(5)	Annualized.

(6)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets absent of fee waivers and/or expense reimbursements.

(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See accompanying notes to financial statements.

PeakShares ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)
August 31, 2026

1.	ORGANIZATION

The PeakShares Sector Rotation ETF (“Sector Fund”) and PeakShares RMR Prime Equity ETF (“RMR Fund”) (collectively, “the Funds”) are diversified separate series of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds’ investment objective seeks to provide capital appreciation and income generation. The Sector Fund and RMR Fund commenced operations on April 29, 2024 and December 8, 2025, respectively. The Sector Fund is a “fund of funds”, in that the Sector Fund will generally invest in other investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Segment Reporting – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Trust. The Funds operate as a single operating segment. The Funds’ income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Funds, using the information presented in the financial statements and financial highlights.

Accounting Pronouncement – The Funds adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Funds’ adoption of ASU 2023-09 did not have a material impact on the Funds’ financial statements.

Securities Valuation – The Funds’ securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, a security shall be valued at the mean between the current bid and ask prices on the day of valuation. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). Exchange traded options are valued at the last sale price, or, in the absence of a sale, at the mean between the current bid and ask prices. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Valuation Designee may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

PeakShares ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2026

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (“underlying fund”). Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying fund. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. Investments in closed-end investment companies are valued at their last sales price. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Each Fund utilizes various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of value requires more judgment. Accordingly, the degree of judgment exercised in determining value is greatest for instruments categorized in Level 3.

PeakShares ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2026

The inputs used to measure value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2026, for the Funds’ investments measured at value:

Sector Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$22,884,208	$—	$—	$22,884,208
Exchange Trade Funds	44,357,643	—	—	44,357,643
Total Investments	$67,241,851	$—	$—	$67,241,851
Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$(1,036,749)	$(716,245)	$—	$(1,752,994)
Total	$(1,036,749)	$(716,245)	$—	$(1,752,994)

RMR Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$90,415,308	$—	$—	$90,415,308
Exchange Trade Fund	226,710	—	—	226,710
Total Investments	$90,642,018	$—	$—	$90,642,018

The Funds did not hold any Level 3 securities during the six months ended August 31, 2026.

*	See Schedule of Investments for industry classification.

Exchange Traded Funds – Each Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and may be actively traded or represent a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Each ETF is subject to specific risks, depending on the nature of the ETF. Additionally, ETFs have fees and expenses that reduce their value.

Option Transactions – The Sector Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Sector Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to

PeakShares ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2026

the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The notional value of the derivative instruments outstanding as of August 31, 2026, as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations – The following is a summary of the location of derivative investments on the Sector Fund’s Statement of Assets and Liabilities as of August 31, 2026:

Derivative Investments		Location on the Statement of Assets and
Type	Risk	Liabilities	Amount
Options Written	Equity	Options Written, at value	$1,752,994

The following is a summary of the location of derivative investments in the Sector Fund’s Statement of Operations for the six months ended August 31, 2026:

Derivative
Investments Type	Risk	Location of Gain/Loss on Derivative	Amount
Options Purchased	Equity	Net Realized Gain on Investments and Options Purchased	$14,179
Options Written	Equity	Net Realized Loss on Options Written	(309,539)
Options Written	Equity	Net Change in Unrealized Appreciation (Depreciation) on Options Written	(27,659)

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid quarterly from the Sector Fund and annually from the RMR Fund. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no provision for federal income tax is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for the open tax years ended February 28, 2025 and February 28, 2026 for the Sector Fund and for the open tax year ended February 28, 2026 for the RMR Fund or expected to be taken in the Funds’ February 28, 2027 tax returns. The Funds identified their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds make significant investments. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses,

PeakShares ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2026

in the Statements of Operations. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended August 31, 2026, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $10,884,817 and $11,363,247, respectively, for the Sector Fund and $21,334,839 and $19,719,967, respectively, for the RMR Fund.

For the six months ended August 31, 2026, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions amounted to $6,405,214 and $0, respectively, for the Sector Fund and $23,333,167 and $0, respectively, for the RMR Fund.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds is overseen by the Board. PeakShares LLC serves as the Funds’ investment adviser (the “Adviser”) pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an Underwriting Agreement with Northern Lights Distributors, LLC (the “Distributor”) to serve as the principal underwriter and distributor for the Funds. RMR Wealth Builders, Inc. serves as the sub-adviser to the RMR Fund and is paid by the Adviser.

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for their services and the related expenses borne by the Adviser, the Funds pay the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.60% of the Funds’ average daily net assets. For the six months ended August 31, 2026, the Adviser earned $181,216 and $204,643 in advisory fees from the Sector Fund and RMR Fund, respectively.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed at least until June 30, 2027 for the Sector Fund and November 30, 2027 for the RMR Fund, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that total expenses incurred (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 1.00% of average daily net assets.

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and a Fund’s operating expenses are subsequently lower than its Expense Limitation, or limitation in place at time of waiver, the Adviser, on a rolling three-year period, shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause that Fund’s operating expense to exceed the Expense Limitation. If a Fund’s operating expenses subsequently exceed the Expense Limitation, the reimbursements for the Fund shall be suspended. For the six months ended August 31, 2026, the Adviser waived fees and/or reimbursed expenses in the amount of $37,298 and $0 pursuant to the Waiver Agreement for the Sector

PeakShares ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2026

Fund and RMR Fund, respectively.

The Adviser may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. As of August 31, 2026, $177,994 and $25,666 is subject to recapture by the Adviser by February 28, 2029 from the Sector Fund and RMR Fund, respectively; $179,173 is subject to recapture by February 28, 2028 from the Sector Fund.

The Trust, with respect to the Funds, has adopted an ETF Distribution Agreement (the “Distribution Agreement”). The Funds do not pay the Distributor any fees under the Distribution Agreement.

Ultimus Fund Solutions, LLC (“UFS”) – UFS provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

The Trust engages an insurance broker affiliated with UFS for the purposes of assisting the Trust in obtaining its insurance policies

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at net asset value (“NAV”) only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 10,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date.

Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Funds shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the Custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and their ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”).

PeakShares ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2026

The Transaction Fees for the Funds are listed in the table below:

Fee for In-Kind and Cash	Maximum Additional Variable
Purchases	Charge for Cash Purchases*
$125	2.00%*

*	As a percentage of the amount invested.

For the six months ended August 31, 2026, the Sector Fund received $0 and $6,000 in variable and fixed fees, respectively; the RMR Fund received $0 and $5,400 in variable and fixed fees, respectively.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Funds for federal income tax purposes and their respective gross unrealized appreciation and depreciation at August 31, 2026, were as follows:

		Gross	Gross	Net
		Unrealized	Unrealized	Unrealized
	Tax Cost	Appreciation	(Depreciation)	Appreciation
Sector Fund	$53,993,114	$13,110,793	$(1,563,032)	$11,547,761
RMR Fund	83,276,823	9,741,983	(2,376,788)	7,365,195

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the periods ended February 28, 2026, and February 28, 2025, were as follows:

For fiscal year or period ended	Ordinary	Long-Term	Return of
2/28/2026	Income	Capital Gains	Capital	Total
PeakShares Sector Rotation ETF	$1,787,526	$—	$—	$1,787,526
PeakShares RMR Prime Equity ETF	—	—	—	—

For fiscal year or period ended	Ordinary	Long-Term	Return of
2/28/2025	Income	Capital Gains	Capital	Total
PeakShares Sector Rotation ETF	$248,938	$—	$—	$248,938

As of February 28, 2026, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
PeakShares Sector Rotation ETF	$1,018,122	$—	$—	$—	$(4,035,441)	$6,699,180	$3,681,861
PeakShares RMR Prime Equity ETF	73,215	—	(453,140)	—	—	(673,677)	(1,053,602)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gains/(losses), and unrealized appreciation (depreciation) from investments is primarily attributable to C-Corporation return of capital distributions and tax deferral of losses on wash sales and straddles. In addition, the amount listed under other book/tax differences for the Peakshare Sector Rotation ETF is primarily attributable to the tax deferral of losses on straddles.

Capital losses incurred after October 31 within the fiscal period end are deemed to arise on the first business day of the follow fiscal period end for tax purposes. The PeakShares RMR Prime Equity ETF incurred and elected to defer such capital losses of $453,140.

PeakShares ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2026

Permanent book and tax differences, primarily attributable to tax adjustments for realized gains/(losses) on in-kind redemptions and true-up adjustments for the prior year tax returns, resulted in reclassifications for the year ended February 28, 2026, as follows:

	Paid In	Accumulated
	Capital	Earnings (Deficit)
PeakShares Sector Rotation ETF	$186,528	$(186,528)
PeakShares RMR Prime Equity ETF	66,986	(66,986)

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no other events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following.

Distributions: The Board declared the following distributions from the Sector Fund after August 31, 2026:

Dividend	Record	Payable
Per Share	Date	Date
$0.4008	9/23/2026	9/30/2026

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling (877) 57-PEAKS or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

INVESTMENT ADVISOR
PeakShares, LLC
2701 N. Rocky Point Dr. Suite 1000
Tampa, FL 33607

INVESTMENT SUB-ADVISOR (PeakShares RMR Prime Equity ETF)
RMR Wealth Builders, Inc .
111 Grove Street. Suite 203
Montclair, NJ 07042

ADMINISTRATOR
Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474

PeakShares ETFs
ADDITIONAL INFORMATION (Unaudited)
August 31, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the Statement of Operations included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

FACTORS CONSIDERED BY THE TRUSTEES IN THE RENEWAL OF A NEW INVESTMENT ADVISORY AGREEMENT

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on January 21, 2026, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the renewal of the Investment Advisory Agreement (the “PeakShares Advisory Agreement”) between the Trust, on behalf of the PeakShares Sector Rotation ETF ( “PeakShares Sector”) and PeakShares, LLC (“PeakShares”).

Based on their evaluation of the information provided by PeakShares in conjunction with PeakShares Sector’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the PeakShares Advisory Agreement with respect to PeakShares Sector.

In advance of the Meeting, the Board requested and received materials to assist them in considering the renewal of the PeakShares Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the PeakShares Advisory Agreement, a memorandum prepared by the Counsel to the Independent Trustees discussing in detail the Independent Trustees fiduciary obligations and the factors they should assess in considering the continuation of the PeakShares Advisory Agreement and comparative information relating to the advisory fee and other expenses of PeakShares Sector.

The materials also included due diligence materials relating to PeakShares (including due diligence questionnaires completed by PeakShares, select financial information of PeakShares, bibliographic information regarding PeakShares’s key management and investment advisory personnel, and comparative fee information relating to PeakShares Sector and other pertinent information). At the Meeting, the Independent Trustees were advised by the Counsel to the Independent Trustees, who is experienced in Investment Company Act of 1940 matters and who is independent of fund management and met with such counsel separately from fund management.

The Board reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the renewal of the PeakShares Advisory Agreement with respect to PeakShares Sector. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the PeakShares Advisory

PeakShares ETFs
ADDITIONAL INFORMATION (Unaudited)(Continued)
August 31, 2026

Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the PeakShares Advisory Agreement. In considering the approval of the renewal of the PeakShares Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. The Board reviewed materials provided by PeakShares related to the proposed renewal of the PeakShares Advisory Agreement, including its ADV, a description of the manner in which investment decisions are made and executed, and a review of the personnel performing services for PeakShares Sector, including the team of individuals that primarily monitors and executes the Fund’s investment strategies. The Board noted that PeakShares has been a registered investment adviser with the SEC since February 16, 2024, and that its personnel have many years of experience in investment management and in the financial services industry. The Board discussed the extent of PeakShares’ research capabilities, the quality of its compliance infrastructure noting that PeakShares had hired an outside compliance consulting firm to assist with oversight of its compliance program. Additionally, the Board received satisfactory responses from representatives of PeakShares with respect to a series of important questions, including: whether PeakShares or its principals were involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of PeakShares Sector; and whether there are procedures in place to adequately allocate trades among its clients. The Board reviewed the description provided on the practices for monitoring compliance with PeakShares Sector’s investment limitations, noting that PeakShares actively reviews the portfolio managers’ performance of their duties to ensure compliance under PeakShares’ compliance program. The Board reviewed the capitalization of PeakShares and, based on financial information provided by and representations made by PeakShares and its representatives, concluded that PeakShares was sufficiently well-capitalized in order to meet its obligations to PeakShares Sector. The Board noted that the CCO of the Trust continued to represent that PeakShares’ compliance policies and procedures are reasonably designed to prevent violations of applicable securities laws. The Board also noted PeakShares’ representation that the prospectus and statement of additional information for PeakShares Sector accurately describe the Fund’s investment strategies. The Board concluded that PeakShares had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the PeakShares Advisory Agreement with respect to PeakShares Sector and that the nature, overall quality and extent of the management services to be provided by PeakShares were satisfactory.

Performance. The Board discussed the report prepared by Broadridge and reviewed the performance of PeakShares Sector as compared to its peer group, Morningstar category and benchmark for the one-year and since inception periods ended December 31, 2025. The Board noted that the Fund underperformed its peer group median and Morningstar category median for the one-year and since inception periods. The Board also noted that the Fund had underperformed one of its benchmarks, (the S&P 500 Total Return Index) for the one year and since inception periods, but outperformed its secondary benchmark (the ICE BofA 3 Month U.S. Treasury Bill Index) for both periods. The Board discussed the portfolio managers’ ability to manage stock selection and mitigate risk and concluded that past performance although notably only over a relatively short time period, was not unacceptable.

Fees and Expenses. As to the costs of the services to be provided by PeakShares, the Board reviewed and discussed the advisory fee for PeakShares Sector and its total operating expenses as compared to its peer group as presented in the Board Materials, noting that the advisory fee was higher than the peer

PeakShares ETFs
ADDITIONAL INFORMATION (Unaudited)(Continued)
August 31, 2026

group median but lower than the Morningstar category median and lower than the Morningstar category average. The Board then reviewed the contractual arrangements for PeakShares which stated that PeakShares had agreed to waive or limit its advisory fee and/or reimburse expenses at least until June 30, 2027 so as not to exceed 1.00% of the average annual net assets for PeakShares Sector and found such arrangement would be beneficial to shareholders of PeakShares Sector. The Board concluded that the advisory fee to be charged by PeakShares with respect to PeakShares Sector was not unreasonable.

Profitability. The Board also considered the level of profits accruing to PeakShares with respect to PeakShares Sector based on profitability analyses provided by PeakShares and reviewed by the Board. After review and discussion, the Board concluded that, based on the services to be provided by PeakShares as well as the current size and projected growth of PeakShares Sector, the level of profit from PeakShares’ relationship with PeakShares Sector was not excessive.

Economies of Scale. As to the extent to which PeakShares Sector will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed PeakShares Sector’s current size and expectations for growth and concluded that any material economies of scale would not be achieved in the near term.

Conclusion. The Board relied upon the advice of counsel, and its own business judgment in determining the material factors to be considered in evaluating the PeakShares Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from PeakShares, as the Board believed to be reasonably necessary to evaluate the terms of the PeakShares Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to PeakShares Sector, (a) the terms of the PeakShares Advisory Agreement are reasonable; (b) the advisory fee is not unreasonable; and (c) the PeakShares Advisory Agreement is in the best interests of PeakShares Sector and its shareholders. In considering the renewal of the PeakShares Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the renewal of the PeakShares Advisory Agreement was in the best interests of PeakShares Sector and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the PeakShares Advisory Agreement.

FACTORS CONSIDERED BY THE TRUSTEES IN THE APPROVAL OF A NEW INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on October 21, 2025, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of the Investment Advisory Agreement (the “PeakShares Advisory Agreement”) between the Trust, on behalf of the PeakShares RMR Prime Equity ETF (formerly the PeakShares RMR Prime 50 ETF) (the “Fund”) and PeakShares, LLC (“PeakShares”). The Board also considered the approval of the sub-advisory agreement between PeakShares and RMR Wealth Builders, Inc. (“RMR”) with respect to PeakShares RMR (the “RMR Sub-Advisory Agreement” and, together with the PeakShares Advisory Agreement, the “Advisory Agreements’).

PeakShares ETFs
ADDITIONAL INFORMATION (Unaudited)(Continued)
August 31, 2026

Based on their evaluation of the information provided by PeakShares and RMR, in conjunction with the Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the approval of each of the Advisory Agreements with respect to the Fund.

In advance of the Meeting, the Board requested and received materials to assist them in considering the approval of each of the Agreements. The materials provided contained information with respect to the factors enumerated below, including each of the Advisory Agreements, a memorandum prepared by the counsel to the Independent Trustees discussing in detail the Independent Trustees fiduciary obligations and the factors they should assess in considering the continuation of the PeakShares Advisory Agreement and comparative information relating to the advisory fee and other expenses of the Fund.

The materials also included due diligence materials relating to PeakShares (including due diligence questionnaires completed by PeakShares and RMR, select financial information of PeakShares and RMR, bibliographic information regarding PeakShares’s and RMR’s key management and investment advisory personnel, and comparative fee information relating to the Fund and other pertinent information). At the Meeting, the Independent Trustees were advised by counsel to the Independent Trustees, who is experienced in Investment Company Act of 1940 matters and who is independent of fund management and met with such counsel separately from fund management.

The Board reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the Agreements with respect to the Fund. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the PeakShares Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to each of the Advisory Agreements. In considering the approval of each of the Advisory Agreements, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

PeakShares Advisory Agreement

Nature, Extent and Quality of Services. The Board reviewed materials provided by PeakShares related to the proposed approval of the PeakShares Advisory Agreement, including its ADV, a description of the manner in which investment decisions will be made and executed, and a review of the personnel performing services for the Fund, including the individuals that will primarily monitor and execute the investment process and provide oversight of the Fund’s sub-adviser. The Board noted that PeakShares has been a registered investment adviser with the SEC since February 16, 2024, and that its personnel have many years of previous experience in the financial services industry and with investment management. The Board discussed the quality of PeakShares’ compliance infrastructure as well as PeakShares’ specific responsibilities in all aspects of the day-to-day management of the Fund, including PeakShares’ oversight of the Fund’s sub-adviser. Additionally, the Board received satisfactory responses from representatives of PeakShares with respect to a series of important questions, including: whether PeakShares or its principals were involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the Fund; and whether there are procedures in place to adequately allocate trades among its clients. The Board reviewed the description provided on the practices for monitoring compliance with the Fund’s investment limitations, noting that

PeakShares ETFs
ADDITIONAL INFORMATION (Unaudited)(Continued)
August 31, 2026

PeakShares’ CCO would actively review the portfolio managers’ performance of their duties to ensure compliance under PeakShares’ compliance program. The Board reviewed the capitalization of PeakShares and, based on financial information provided by and representations made by PeakShares and its representatives, concluded that PeakShares was sufficiently well-capitalized in order to meet its obligations to the Fund. The Board also discussed PeakShares’ compliance program with the CCO of the Trust. The Board also discussed PeakShare’s compliance program with the CCO of the Trust. The Board noted the representation by the CCO of the Trust that, based on his review, PeakShares policies and procedures were reasonably designed to prevent violations of applicable federal securities laws. The Board also noted PeakShares’ representation that the draft prospectus and statement of additional information for the Fund accurately describes the investment strategies of the Fund. After further discussion, the Board concluded that PeakShares had sufficient quality and depth of personnel, resources and investment methods essential to performing its duties under the PeakShares Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by PeakShares to the Fund appear to be satisfactory.

Performance. Because the Fund had not commenced operations and PeakShares did not manage any accounts with a similar strategy, the Trustees could not consider the Fund’s or PeakShares’ past performance with respect to a similar strategy.

Fees and Expenses. As to the costs of the services to be provided by PeakShares, the Board reviewed and discussed the proposed advisory fee for the Fund and the anticipated total operating expenses for the Fund as compared to its peer group as presented in the Broadridge Report noting that the proposed advisory fee was lower than the peer group and Morningstar category medians and averages. The Board then reviewed the proposed contractual arrangements for the Fund noting that PeakShares was willing to agree to contractually waive or limit its advisory fee and/or reimburse expenses for the Fund in order to limit its net annual operating expenses, exclusive of certain fees, for at least a year from the date of the Fund’s initial prospectus so as not to exceed 1.00% of the average annual net assets for the Fund, and found such arrangements would be beneficial to the shareholders of the Fund. The Board concluded that the advisory fee to be charged by PeakShares with respect to the Fund was not unreasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to PeakShares with respect to the Fund based on profitability estimates and analyses provided by PeakShares and reviewed by the Board. After review and discussion, the Board concluded that, based on the services to be provided by PeakShares and the projected growth of the Fund, the anticipated level of profit from PeakShares’ relationship with the Fund was not excessive.

Economies of Scale. As to the extent to which the Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed PeakShares’ expectations for growth of the Fund and concluded that any material economies of scale would not be achieved in the near term.

RMR Sub-Advisory Agreement

Nature, Extent and Quality of Services. As to the nature, quality and extent of the services to be provided by RMR, the Board noted the experience of the portfolio management and research personnel of RMR, including their experience in the investment field, education and industry credentials. The Board discussed the financial condition of RMR and reviewed supporting materials. The Board reviewed the presentation materials prepared by RMR describing its investment process. The Board noted that it had received

PeakShares ETFs
ADDITIONAL INFORMATION (Unaudited)(Continued)
August 31, 2026

satisfactory responses from RMR with respect to a series of important questions, including: whether RMR is involved in any lawsuits or pending regulatory actions. The Board discussed RMR’s compliance structure and broker selection process. The Board noted that PeakShares was recommending the engagement of RMR as the Fund’s proposed sub-adviser. The Board reviewed the description provided on the practices for monitoring compliance with the Fund’s investment limitations, noting that RMR’s CCO would actively review the portfolio managers’ performance of their duties to ensure compliance under RMR’s compliance program. The Board reviewed the capitalization of RMR and, based on financial information provided by and representations made by RMR and its representatives, concluded that RMR was sufficiently well-capitalized in order to meet its obligations to the Fund. The Board also discussed RMR’s compliance program with the CCO of the Trust. The Board noted the representation by the CCO of the Trust that, based on his review, RMR’s policies and procedures were reasonably designed to prevent violations of applicable federal securities laws. The Board also noted RMR’s representation that the draft prospectus and statement of additional information for the Fund accurately describes the investment strategies of the Fund. In consideration of the compliance policies and procedures for RMR included in the Meeting Materials and representations made by RMR personnel, the Board concluded that RMR had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing their duties under the RMR Sub-Advisory Agreement and that the nature, overall quality and extent of investment management services to be provided to the Fund were satisfactory.

Performance. Because the Fund had not commenced operations and RMR did not manage any accounts with a similar strategy, the Trustees could not consider the Fund’s or RMR’ past performance with respect to a similar strategy.

Fees and Expenses. As to the costs of the services to be provided by RMR, the Board discussed the sub-advisory fees payable to RMR. The Board considered that RMR is to be paid by PeakShares and not by the Fund and PeakShares’ confirmation to the Board that, in its opinion, the sub-advisory fees to be paid to RMR were reasonable in light of the anticipated quality of the services to be performed by RMR. The Trustees discussed the total fees expected to be paid to RMR, and noted that RMR would receive no other compensation from the Fund or PeakShares except the sub-advisory fee earned pursuant to the RMR Sub-Advisory Agreement and payable by PeakShares. As to the costs of the services to be provided, the Trustees noted that because all sub-advisory fees will be paid by PeakShares, the overall advisory fee paid by the Fund was not directly affected by the sub-advisory fees. Based on the representations of PeakShares and the materials provided, the Board concluded that the sub-advisory fee to be paid to RMR under the RMR Sub-Advisory Agreement was reasonable in light of the services to be provided thereunder.

Profitability. As to profits to be realized by RMR, the Trustees reviewed a profitability analysis that was provided by RMR. The Board noted that because all sub-advisory fees would be paid by PeakShares, and not by the Fund, the overall advisory fee paid by the Fund would not be directly affected by the sub-advisory fee paid to RMR. Consequently, the Board did not consider the profitability of RMR to be a significant factor although it concluded that the anticipated profits expected to be realized by RMR were not excessive.

Economies of Scale. Since the sub-advisory fees are not paid by the Fund, the Board did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the assets of the Fund increase and rather determined the economies of scale would be evaluated as part of looking at the advisory fee paid to PeakShares.

PeakShares ETFs
ADDITIONAL INFORMATION (Unaudited)(Continued)
August 31, 2026

Conclusion. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the PeakShares Advisory Agreement and the RMR Sub-Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from PeakShares and RMR as the Board believed to be reasonably necessary to evaluate the terms of each of the PeakShares RMR Advisory Agreements, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to each of the Advisory Agreements separately, (a) the terms of the Advisory Agreements are reasonable; (b) the advisory (or sub-advisory) fee is not unreasonable; and (c) the Advisory Agreements are in the best interests of the Fund and its shareholders. In considering the approval of each of the Advisory Agreements, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of each of the Advisory Agreements was in the best interests of the Fund and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to each of the Advisory Agreements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)     Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	10/29/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	10/29/26

By (Signature and Title)

/s/ Erik Naviloff
Erik Naviloff, Principal Financial Officer/ Treasurer

Date	10/29/26